Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 13 — SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date of the issuance of the consolidated financial statements and no subsequent event has been identified.	NOTE 13 — SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date of the issuance of the consolidated financial statements and no subsequent event has been identified.